Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks	$ 7,352	$ 8,279
Interest-bearing demand deposits	33,418	21,801
Cash and cash equivalents	40,770	30,080
Available-for-sale securities, amortized cost of $251,683 net of allowance for credit losses of $0 at December 31, 2023	242,760	217,624
Loans, net of allowance for credit losses of $3,918 and $2,052 at December 31, 2023 and 2022, respectively	479,318
Loans, net of allowance for credit losses of $3,918 and $2,052 at December 31, 2023 and 2022, respectively		458,823
Premises and equipment	14,984	12,144
Federal Home Loan Bank stock	3,979	2,499
Foreclosed assets held for sale, net	3,377	3,519
Core deposit intangible assets	260	410
Goodwill	682	682
Accrued interest receivable	4,098	3,403
Deferred federal income tax	2,409	2,423
Bank-owned life insurance	19,423	19,000
Other assets	7,389	6,793
Total Assets	819,449	757,400
Deposits
Demand	339,280	402,341
Savings	130,821	145,836
Time	151,358	101,736
Total deposits	621,459	649,913
Securities sold under repurchase agreements	26,781	18,106
Subordinated debentures	23,787	23,726
Advances Federal Home Loan Bank	75,000	0
Lease liability - finance lease	2,764	0
Interest payable and other liabilities	6,065	5,918
Total liabilities	755,856	697,663
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued
Common stock, $1 par value; authorized 10,000,000 shares; issued 2023 - 6,063,851 shares, 2022 - 6,043,851 shares; outstanding 2023 - 5,702,685 shares, 2022 - 5,740,251 shares	6,064	6,044
Additional paid-in capital	25,913	24,814
Retained earnings	44,018	41,945
Stock held by deferred compensation plan; 2023 - 181,803 shares, 2022 - 174,237 shares	(2,363)	(1,902)
Unearned ESOP compensation
Accumulated other comprehensive loss	(7,478)	(9,336)
Treasury stock, at cost 2023 - 179,363 shares, 2022 - 129,363 shares	(2,561)	(1,828)
Total stockholders' equity	63,593	59,737
Total liabilities and stockholders' equity	$ 819,449	$ 757,400